Information on Regulatory Capital and Capital Adequacy Ratios (Details)				1 Months Ended		12 Months Ended
	Jan. 17, 2025	Jan. 16, 2024	Dec. 01, 2021	Jun. 30, 2024	May 23, 2023	Dec. 31, 2025	Dec. 31, 2024	Apr. 01, 2025
Information on Regulatory Capital and Capital Adequacy Ratios [Line Items]
Risk-weighted assets of banking institutions					0.50%
Percentage of basic capital				56.30%
Charge for maintaining the current requirement, percentage	0.13%
Additional basic capital requirements								1.25%
Conservation buffer, percentage of risk-weighted assets						2.50%
Non-controlling interest, percentage on owner's assets						20.00%
Investment assets, percentage on owners' equity						5.00%
Capital adequacy leverage, requirements percentage						3.00%
Charges incurred, percentage of risk-weighted assets						4.50%
Systemic bank charge, percentage						6.00%
Additional charges, percentage of risk-weighted assets						8.00%
Systemic bank charges, percentage						1.25%
Bank specific capital requirements, percentage						0.13%
Transitional provisions required, percentage on capital charge						100.00%	75.00%
Pillar 2 charge, percentage							0.125%
Transitional provisions required, percentage on basic capital requirements							56.30%
Conservation buffer required, percentage							100.00%
Conservation buffer, percentage							2.50%
Standard methodology limit percentage						1.25%
Basic capital limit percentage						50.00%
Additional provisions and subordinated bonds, percentage of RWA			1.00%
Transitional provisions decrease percentage						0.50%
Central Bank [Member]
Information on Regulatory Capital and Capital Adequacy Ratios [Line Items]
Risk-weighted assets of banking institutions					0.50%
Pillar 2 [Member]
Information on Regulatory Capital and Capital Adequacy Ratios [Line Items]
Additional capital requirements		0.50%
Implementation period		4 years
Pillar 2 charge, percentage						100.00%	25.00%
Non-adjusting events after reporting period [Member] | Pillar 2 [Member]
Information on Regulatory Capital and Capital Adequacy Ratios [Line Items]
Percentage of additional capital requirements to be constituted				25.00%
Capital Requirements [Member]
Information on Regulatory Capital and Capital Adequacy Ratios [Line Items]
Risk-weighted assets percentage						8.00%
Basic capital percentage						4.50%
Total assets percentage						3.00%
Preferred shares percentage						6.00%